Equity	12 Months Ended
Mar. 31, 2022
Text block [Abstract]
Equity
(19) Equity
(a) Management of Capital
Honda makes investments in capital and research and development to improve corporate value through growth on a global basis. In order to meet these funding needs, Honda makes capital management through consideration of the balance between financing liabilities and equity.
Financing liabilities and equity of Honda as of March 31, 2021 and 2022 are as follows:

	Yen (millions)
	2021	2022

Financing liabilities	¥7,720,985	¥8,102,556
Equity	9,372,839	10,772,546
(b) Common Stock
The Company’s total number of shares authorized and issued for the years ended March 31, 2020, 2021 and 2022 are as follows:

	Shares
	2020	2021	2022
Total number of authorized shares
Balance at end of year
Common shares, no par value	7,086,000,000	7,086,000,000	7,086,000,000
Total number of issued shares
Balance at beginning of year	1,811,428,430	1,811,428,430	1,811,428,430
Changes during the year	—	—	—
Balance at end of year	1,811,428,430	1,811,428,430	1,811,428,430
All of the issued shares as of March 31, 2020, 2021 and 2022 have been paid in full.
(c) Capital Surplus and Retained Earnings
Capital surplus consists of surplus that is derived from equity transactions and not recorded in common stock, and its primary component is capital reserves. The Companies Act of Japan provides that no less than 50% of the paid-in
amount or proceeds of issuance of shares shall be incorporated in common stock, and that the remaining shall be incorporated in capital reserves. Capital reserves may be incorporated in common stock upon approval of the General Meeting of Shareholders.
Retained earnings consist of legal reserves and accumulated earnings. The Companies Act of Japan provides that earnings in an amount equal to 10% of cash dividends from retained earnings shall be appropriated as a capital reserve or a legal reserve on the date of distribution of retained earnings until an aggregated amount of capital reserve and legal reserve equals 25% of common stock. Legal reserves may be used upon approval of the General Meeting of Shareholders. Certain foreign consolidated subsidiaries are also required to appropriate their earnings under the laws of respective countries.
(d) Treasury Stock
The total number of the Company’s treasury stock held by Honda as of March 31, 2020, 2021 and 2022 is as follows:

	Shares
	2020	2021	2022

Common shares	84,818,644	84,773,162	100,828,074
Under the Companies Act of Japan, the number of shares and total value of treasury stock acquisition may be determined, upon approval of the General Meeting of Shareholders, within the amount available for distribution. Furthermore, treasury stock may be acquired through market transactions or tender offers in accordance with the articles of incorporation within the conditions set forth in the Companies Act, upon approval of the Board of Directors.
(e) Other Components of Equity
The changes in other components of equity for the years ended March 31, 2020, 2021 and 2022 are as follows:

	Yen (millions)
	Remeasurements of defined benefit plans	Net changes in revaluation of financial assets measured at fair value through other comprehensive income	Exchange differences on translating foreign operations	Total
Balance as of April 1, 2019	¥—	¥49,228	¥165,155	¥214,383

Adjustment during the year	¥(102,230)	¥(24,559)	¥(304,670)	¥(431,459)
Reclassification to retained earnings	102,230	207	—	102,437

Balance as of March 31, 2020	¥—	¥24,876	¥(139,515)	¥(114,639)

Adjustment during the year	¥239,801	¥69,876	¥247,655	¥557,332
Reclassification to retained earnings	(239,801)	(6,182)	—	(245,983)

Balance as of March 31, 2021	¥—	¥88,570	¥108,140	¥196,710

Adjustment during the year	¥117,489	¥58,863	¥736,578	¥912,930
Reclassification to retained earnings	(117,489)	(1,713)	—	(119,202)

Balance as of March 31, 2022	¥—	¥145,720	¥844,718	¥990,438

(f) Other Comprehensive Income
Each component of other comprehensive income and related tax effect including non-controlling
interests for the years ended March 31, 2020, 2021 and 2022 are as follows:
For the year ended March 31, 2020

	Yen (millions)
	Before-tax	Tax benefit (expense)	Net-of-tax

Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans:
Amount incurred during the year	¥(132,188)	¥29,205	¥(102,983)

Net changes	(132,188)	29,205	(102,983)

Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	(33,565)	10,204	(23,361)

Net changes	(33,565)	10,204	(23,361)

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	(1,735)	185	(1,550)

Net changes	(1,735)	185	(1,550)

Items that may be reclassified subsequently to profit or loss:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	356	(47)	309
Reclassification to profit or loss	(31)	1	(30)

Net changes	325	(46)	279

Exchange differences on translating foreign operations:
Amount incurred during the year	(292,590)	(176)	(292,766)
Reclassification to profit or loss	(611)	176	(435)

Net changes	(293,201)	—	(293,201)

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	(31,054)	661	(30,393)
Reclassification to profit or loss	—	—	—

Net changes	(31,054)	661	(30,393)

Total other comprehensive income	¥(491,418)	¥40,209	¥(451,209)

For the year ended March 31, 2021

	Yen (millions)
	Before-tax	Tax benefit (expense)	Net-of-tax

Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans:
Amount incurred during the year	¥327,604	¥(89,342)	¥238,262

Net changes	327,604	(89,342)	238,262

Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	93,450	(25,847)	67,603

Net changes	93,450	(25,847)	67,603

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	5,186	(276)	4,910

Net changes	5,186	(276)	4,910

Items that may be reclassified subsequently to profit or loss:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	(107)	1	(106)
Reclassification to profit or loss	82	(19)	63

Net changes	(25)	(18)	(43)

Exchange differences on translating foreign operations:
Amount incurred during the year	239,097	—	239,097
Reclassification to profit or loss	—	—	—

Net changes	239,097	—	239,097

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	27,046	377	27,423
Reclassification to profit or loss	(73)	—	(73)

Net changes	26,973	377	27,350

Total other comprehensive income	¥692,285	¥(115,106)	¥577,179

For the year ended March 31, 2022

	Yen (millions)
	Before-tax	Tax benefit (expense)	Net-of-tax

Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans:
Amount incurred during the year	¥153,785	¥(36,743)	¥117,042

Net changes	153,785	(36,743)	117,042

Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	76,909	(18,274)	58,635

Net changes	76,909	(18,274)	58,635

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	1,862	(76)	1,786

Net changes	1,862	(76)	1,786

Items that may be reclassified subsequently to profit or loss:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	(915)	203	(712)
Reclassification to profit or loss	39	(9)	30

Net changes	(876)	194	(682)

Exchange differences on translating foreign operations:
Amount incurred during the year	680,724	—	680,724
Reclassification to profit or loss	—	—	—

Net changes	680,724	—	680,724

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	79,484	(1,972)	77,512
Reclassification to profit or loss	(65)	—	(65)

Net changes	79,419	(1,972)	77,447

Total other comprehensive income	¥991,823	¥(56,871)	¥934,952

The components of other comprehensive income included in
non-controlling
interests for the years ended March 31, 2020, 2021 and 2022 are as follows:

	Yen (millions)
	2020	2021	2022
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans	¥(753)	¥1,030	¥565
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	(73)	25	(136)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations	(18,924)	18,792	21,593

Total	¥(19,750)	¥19,847	¥22,022

(g) Dividends from Retained Earnings
The Company distributes retained earnings within the available amount calculated in accordance with the Companies Act of Japan. The amount of retained earnings available for distribution is calculated based on the amount of retained earnings recorded in the Company’s non-consolidated
accounting records prepared in accordance with accounting principles generally accepted in Japan.
The amounts recognized as dividends of retained earnings for the years ended March 31, 2020, 2021 and 2022 are as follows:
1) Dividend payout
For the year ended March 31, 2020

Resolution	The Board of Directors Meeting on May 8, 2019
Type of shares	Common shares
Total amount of dividends (millions of yen)	49,287
Dividend per share (yen)	28.00
Record date	March 31, 2019
Effective date	June 3, 2019

Resolution	The Board of Directors Meeting on August 2, 2019
Type of shares	Common shares
Total amount of dividends (millions of yen)	49,287
Dividend per share (yen)	28.00
Record date	June 30, 2019
Effective date	August 30, 2019

Resolution	The Board of Directors Meeting on November 8, 2019
Type of shares	Common shares
Total amount of dividends (millions of yen)	49,287
Dividend per share (yen)	28.00
Record date	September 30, 2019
Effective date	November 29, 2019

Resolution	The Board of Directors Meeting on February 7, 2020
Type of shares	Common shares
Total amount of dividends (millions of yen)	48,932
Dividend per share (yen)	28.00
Record date	December 31, 2019
Effective date	March 4, 2020

For the year ended March 31, 2021

Resolution	The Board of Directors Meeting on May 12, 2020
Type of shares	Common shares
Total amount of dividends (millions of yen)	48,363
Dividend per share (yen)	28.00
Record date	March 31, 2020
Effective date	June 3, 2020

Resolution	The Board of Directors Meeting on August 5, 2020
Type of shares	Common shares
Total amount of dividends (millions of yen)	18,999
Dividend per share (yen)	11.00
Record date	June 30, 2020
Effective date	September 4, 2020

Resolution	The Board of Directors Meeting on November 6, 2020
Type of shares	Common shares
Total amount of dividends (millions of yen)	32,818
Dividend per share (yen)	19.00
Record date	September 30, 2020
Effective date	December 2, 2020

Resolution	The Board of Directors Meeting on February 9, 2021
Type of shares	Common shares
Total amount of dividends (millions of yen)	44,909
Dividend per share (yen)	26.00
Record date	December 31, 2020
Effective date	March 8, 2021
For the year ended March 31, 2022

Resolution	The Board of Directors Meeting on May 1 4 , 2021
Type of shares	Common shares
Total amount of dividends (millions of yen)	93,272
Dividend per share (yen)	54.00
Record date	March 31, 2021
Effective date	June 7 , 2021

Resolution	The Board of Directors Meeting on November 5 , 2021
Type of shares	Common shares
Total amount of dividends (millions of yen)	95,130
Dividend per share (yen)	55.00
Record date	September 30, 2021
Effective date	December 1 , 2021
2) Dividends payable of which record date was in the year ended March 31, 2022, effective after the period

Resolution	The Board of Directors Meeting on May 13 , 2022
Type of shares	Common shares
Resource for dividend	Retained earnings
Total amount of dividends (millions of yen)	111,256
Dividend per share (yen)	65.00
Record date	March 31, 2022
Effective date	June 6 , 2022